Convertible Promissory Notes and Other Notes Payable (Details 1b) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Principal Balance, current		$ (4,157,600)	$ (396,000)
Platinum 10% [Member]
Principal Balance		3,522,600
Accrued Interest		919,700
Total		4,442,300
Principal Balance, current		(3,272,600)
Accrued Interest, current		(873,500)
Total, current		(4,146,100)
Principal Balance, non-current		250,000
Accrued Interest, non-current		46,200
Total, non-current		296,200
10% Unit Notes [Member]
Principal Balance		4,066,900
Accrued Interest		270,700
Total		4,377,600
Principal Balance, Note discounts		$ (180,000)
Accrued Interest, Note discounts
Total, Note discounts		$ (180,000)
Principal Balance, net of note discounts		3,886,900
Accrued Interest, net of note discounts		270,700
Total, net of note discounts		4,157,600
Convertible Notes Payable [Member]
Principal Balance	$ 85,100	3,381,900
Accrued Interest	18,000	770,700
Total	103,000	4,152,600
Principal Balance, current	(55,800)	(3,346,300)
Accrued Interest, current	(18,000)	(770,700)
Total, current	(73,800)	(4,117,000)
Principal Balance, non-current	$ 29,300	$ 35,600
Accrued Interest, non-current
Total, non-current	$ 29,300	$ 35,600
Convertible Notes Payable [Member] | Related Party [Member]
Principal Balance		1,302,600
Accrued Interest		260,700
Total		1,563,300
Principal Balance, Note discounts		$ (54,500)
Accrued Interest, Note discounts
Total, Note discounts		$ (54,500)
Principal Balance, net of note discounts		1,248,100
Accrued Interest, net of note discounts		260,700
Total, net of note discounts		1,508,800
Principal Balance, current		(1,248,100)
Accrued Interest, current		(260,700)
Total, current		$ (1,508,800)
Principal Balance, non-current
Accrued Interest, non-current
Total, non-current
Convertible Notes Payable [Member] | 10% Vendor Notes [Member]
Principal Balance	$ 23,600	$ 378,300
Accrued Interest	7,000	51,500
Total	33,000	429,800
Principal Balance, current	(26,300)	(378,300)
Accrued Interest, current	(7,000)	(51,500)
Total, current	$ (33,300)	$ (429,800)
Principal Balance, non-current
Accrued Interest, non-current
Total, non-current
Convertible Notes Payable [Member] | 7% Notes UnrelatedParty3 [Member]
Principal Balance	$ 58,800	$ 58,800
Accrued Interest	11,000	7,900
Total	69,800	66,700
Principal Balance, current	(29,500)	(23,200)
Accrued Interest, current	(11,000)	(7,900)
Total, current	(40,500)	(31,100)
Principal Balance, non-current	$ 29,300	$ 35,600
Accrued Interest, non-current
Total, non-current	$ 29,300	$ 35,600
Convertible Notes Payable [Member] | CatoHolding [Member] | Related Party [Member]
Principal Balance		293,600
Accrued Interest		55,900
Total		349,500
Convertible Notes Payable [Member] | CatoResearch [Member] | Related Party [Member]
Principal Balance		1,009,000
Accrued Interest		204,800
Total		1,213,800
Convertible Notes Payable [Member] | Service Agreements [Member]
Principal Balance		3,413,500
Accrued Interest		711,300
Total		4,124,800
Principal Balance, Note discounts		$ (474,500)
Accrued Interest, Note discounts
Total, Note discounts		$ (474,500)
Principal Balance, net of note discounts		2,939,000
Accrued Interest, net of note discounts		711,300
Total, net of note discounts		3,650,300
Principal Balance, current		(2,939,000)
Accrued Interest, current		(711,300)
Total, current		$ (3,650,300)
Principal Balance, non-current
Accrued Interest, non-current
Total, non-current
Convertible Notes Payable [Member] | Service Agreements [Member] | Burr Pilger Mayer [Member]
Principal Balance		$ 90,400
Accrued Interest		13,100
Total		103,500
Convertible Notes Payable [Member] | Service Agreements [Member] | Desjardins [Member]
Principal Balance		156,300
Accrued Interest		24,100
Total		180,400
Convertible Notes Payable [Member] | Service Agreements [Member] | McCarthy Tetrault [Member]
Principal Balance		319,700
Accrued Interest		46,000
Total		365,700
Convertible Notes Payable [Member] | Service Agreements [Member] | Aug M&F Note A [Member]
Principal Balance		918,200
Accrued Interest		193,200
Total		1,111,400
Convertible Notes Payable [Member] | Service Agreements [Member] | Aug M&F Note B [Member]
Principal Balance		1,379,400
Accrued Interest		333,100
Total		1,712,500
Convertible Notes Payable [Member] | Service Agreements [Member] | UHN [Member]
Principal Balance		549,500
Accrued Interest		101,800
Total		651,300
Convertible Notes Payable [Member] | Insurance company [Member]
Principal Balance		$ 5,800
Accrued Interest
Total		$ 5,800